UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

U.S. High Yield ETF (THYF)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about U.S. High Yield ETF ("the fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield ETF	$29	0.56%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$463,216
  Number of Portfolio Holdings99
  Portfolio Turnover Rate42.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB Rated	3.4%
BB Rated	32.7
B Rated	47.1
CCC Rated	8.1
Bank Debt	6.1
Reserves	2.6

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Six Flags Entertainment	2.0%
Aretec Escrow Issuer 2	2.0
CCO Holdings	1.9
DISH Network	1.9
Sabre GLBL, Inc.	1.9
eG Global Finance	1.9
Enbridge	1.9
Heartland Dental/Heartland Dental Finance	1.9
Williams Scotsman	1.7
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

U.S. High Yield ETF (THYF)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF1046-053 01/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
T. ROWE PRICE
THYF	U.S. High Yield ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	10/25/22(1) Through
	11/30/24	5/31/24	5/31/23
NET ASSET VALUE
Beginning of period	$ 51.16	$ 49.57	$ 50.00
Investment activities
Net investment income(2)(3)	1.82	4.11	2.62
Net realized and unrealized gain/loss	1.07	1.63	(0.45)
Total from investment activities	2.89	5.74	2.17
Distributions
Net investment income	(1.86)	(4.03)	(2.60)
Net realized gain	-	(0.12)	-
Total distributions	(1.86)	(4.15)	(2.60)
NET ASSET VALUE
End of period	$ 52.19	$ 51.16	$ 49.57
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	5.74%	12.02%	4.36%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.56%(5)	0.56%	0.56%(5)
Net expenses after waivers/payments by Price Associates	0.56%(5)	0.56%	0.56%(5)
Net investment income	7.10%(5)	8.11%	8.61%(5)
Portfolio turnover rate	42.3%	86.7%	25.6%
Net assets, end of period (in thousands)	$ 463,216	$ 53,719	$ 22,306

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. HIGH YIELD ETF

November 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 6.1%
Consumer Goods 1.0%
Naked Juice, FRN, 3M TSFR + 6.00%, 10.704%, 1/24/30	50	21
Varsity Brands, FRN, 3M TSFR + 3.75%, 8.271%, 8/26/31 (1)	4,545	4,548
		4,569
Energy 1.0%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%, 6/27/29 (1)	4,650	4,616
Financial Services 0.0%
Victra Holdings, FRN, 1M TSFR + 3.50%, 8.089%, 8/17/28	-	-
Health Care 1.0%
Endo Luxembourg Finance, FRN, 1M TSFR + 4.00%, 8.573%, 4/23/31 (1)	4,505	4,518
Insurance 0.3%
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%, 5/6/32	1,284	1,310
Media 0.3%
Magnite, FRN, 1M TSFR + 3.75%, 8.323%, 2/6/31 (2)	1,327	1,340
Retail 1.0%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 5.25%, 9.854%, 3/31/29	4,461	4,504
Technology & Electronics 1.5%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (1)	4,615	4,638
Icon Parent Holdings, FRN, 1M TSFR + 5.00%, 9/11/32 (1)	2,555	2,602
		7,240
Total Bank Loans (Cost $28,050)		28,097

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 89.7%
Automotive 2.0%
Adient Global Holdings, 8.25%, 4/15/31 (3)	1,640	1,710
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3)	6,985	6,863
Clarios Global, 8.50%, 5/15/27 (3)	465	467
		9,040
Basic Industry 4.9%
Camelot Return Merger Sub, 8.75%, 8/1/28 (3)	4,410	4,333
ERO Copper, 6.50%, 2/15/30 (3)	4,580	4,514
First Quantum Minerals, 8.625%, 6/1/31 (3)	4,574	4,688
LGI Homes, 8.75%, 12/15/28 (3)	4,430	4,685
Miter Brands Acquisition Holdco / MIWD Borrower, 6.75%, 4/1/32 (3)	1,190	1,208
White Cap Parent, 8.25%, 3/15/26, (8.25% Cash or 9.00% PIK) (3)(4)	3,050	3,042
		22,470
Capital Goods 2.9%
AAR Escrow Issuer, 6.75%, 3/15/29 (3)	4,415	4,520
Bombardier, 7.25%, 7/1/31 (3)	4,245	4,378
Trivium Packaging Finance, 5.50%, 8/15/26 (3)	4,515	4,476
		13,374
Consumer Goods 3.5%
Coty Inc. / HFC Prestige Products Inc / HFC Prestige International US, 6.625%, 7/15/30 (3)	4,389	4,482
HLF Financing / Herbalife International, 12.25%, 4/15/29 (3)	4,650	4,888
Sigma Holdco, 7.875%, 5/15/26 (3)	6,660	6,594
		15,964
Energy 19.1%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (3)	4,520	4,673
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3)	4,400	4,504
CVR Energy, 8.50%, 1/15/29 (3)	4,985	4,898

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Diamond Foreign Asset / Diamond Finance, 8.50%, 10/1/30 (3)	495	517
Enbridge, VR, 8.25%, 1/15/84 (5)	8,425	8,897
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (3)	4,700	4,958
Energy Transfer, VR, 8.00%, 5/15/54 (5)	5,202	5,519
Energy Transfer Operating, VR, 6.75% (5)(6)	1,160	1,157
Harvest Midstream I, 7.50%, 9/1/28 (3)	1,500	1,530
Howard Midstream Energy Partners, 7.375%, 7/15/32 (3)	1,300	1,336
Ithaca Energy North Sea, 8.125%, 10/15/29 (3)	4,790	4,790
Kinetik Holdings, 6.625%, 12/15/28 (3)	315	322
NGL Energy Partners, 8.125%, 2/15/29 (3)	5,606	5,711
PBF Holding, 7.875%, 9/15/30 (3)	4,470	4,565
Permian Resources Operating, 7.00%, 1/15/32 (3)	4,385	4,495
SM Energy, 7.00%, 8/1/32 (3)	4,505	4,528
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (3)(5)	4,345	4,546
Sunoco, 7.00%, 5/1/29 (3)	4,295	4,445
TGS ASA, 8.50%, 1/15/30 (3)	2,085	2,140
Venture Global LNG, VR, 9.00% (3)(5)(6)	5,550	5,751
Vital Energy, 7.875%, 4/15/32 (3)	4,925	4,826
Weatherford International, 8.625%, 4/30/30 (3)	4,265	4,430
		88,538
Financial Services 10.2%
AG Merger Sub II, 10.75%, 8/1/27 (3)	5,765	5,945
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3)	3,315	3,439
APH Somerset Investor 2 / APH2 Somerset Investor 2 / APH3 Somerset Inves, 7.875%, 11/1/29 (3)	5,560	5,574
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (3)	8,345	9,200
Encore Capital Group, 9.25%, 4/1/29 (3)	4,240	4,547
FirstCash, 6.875%, 3/1/32 (3)	4,472	4,545
OneMain Finance, 7.875%, 3/15/30	4,590	4,843
PennyMac Financial Services, 7.875%, 12/15/29 (3)	4,245	4,479

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
PRA Group, 8.875%, 1/31/30 (3)	4,473	4,674
		47,246
Health Care 4.5%
CHS / Community Health Systems, 8.00%, 12/15/27 (3)	6,700	6,666
Heartland Dental / Heartland Dental Finance, 10.50%, 4/30/28 (3)	8,243	8,738
IQVIA, 6.50%, 5/15/30 (3)	5,365	5,506
		20,910
Insurance 1.9%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (3)	4,450	4,505
Hub International, 7.25%, 6/15/30 (3)	4,310	4,461
		8,966
Leisure 3.9%
Carnival Holdings Bermuda, 10.375%, 5/1/28 (3)	4,055	4,339
NCL, 8.375%, 2/1/28 (3)	4,280	4,472
Six Flags Entertainment, 7.25%, 5/15/31 (3)	8,963	9,232
		18,043
Media 7.3%
CCO Holdings, 6.375%, 9/1/29 (3)	4,415	4,426
CCO Holdings, 7.375%, 3/1/31 (3)	4,440	4,595
CSC Holdings, 11.25%, 5/15/28 (3)	2,245	2,217
Deluxe, 8.125%, 9/15/29 (3)	4,715	4,774
DISH Network, 11.75%, 11/15/27 (3)	8,475	8,984
Midcontinent Communications, 8.00%, 8/15/32 (3)	4,421	4,625
Outfront Media Capital, 7.375%, 2/15/31 (3)	4,055	4,268
		33,889
Real Estate 1.5%
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3)	2,310	2,351

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Brookfield Property REIT, 4.50%, 4/1/27 (3)	4,712	4,535
		6,886
Retail 4.8%
eG Global Finance, 12.00%, 11/30/28 (3)	8,035	8,952
Hudson Automotive Group, 8.00%, 5/15/32 (3)	4,243	4,450
LCM Investments Holdings II, 8.25%, 8/1/31 (3)	4,290	4,483
Sally Holdings / Sally Capital, 6.75%, 3/1/32	4,450	4,534
		22,419
Services 6.4%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (3)	7,656	7,924
Ritchie Bros Holdings, 7.75%, 3/15/31 (3)	4,300	4,531
Sabre GLBL, 10.75%, 11/15/29 (3)	8,898	8,974
Williams Scotsman, 7.375%, 10/1/31 (3)	7,798	8,090
		29,519
Technology & Electronics 6.9%
Cloud Software Group, 9.00%, 9/30/29 (3)	2,265	2,288
Cloud Software Group, 8.25%, 6/30/32 (3)	7,430	7,727
McAfee, 7.375%, 2/15/30 (3)	5,810	5,643
NCR Atleos, 9.50%, 4/1/29 (3)	4,165	4,545
Open Text, 6.90%, 12/1/27 (3)	1,811	1,874
Sensata Technologies, 4.00%, 4/15/29 (3)	4,865	4,521
UKG, 6.875%, 2/1/31 (3)	5,410	5,559
		32,157
Telecommunications 3.8%
Iliad Holding SASU, 7.00%, 4/15/32 (3)	4,005	4,040
Level 3 Financing, 10.50%, 4/15/29 (3)	6,050	6,768
Uniti Group / Uniti Group Finance / CSL Capital, 6.50%, 2/15/29 (3)	1,140	998
Uniti Group / Uniti Group Finance / CSL Capital, 10.50%, 2/15/28 (3)	4,375	4,643

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Zayo Group Holdings, 6.125%, 3/1/28 (3)	1,298	1,194
		17,643
Transportation 3.4%
JetBlue Airways / JetBlue Loyalty, 9.875%, 9/20/31 (3)	6,410	6,730
Latam Airlines Group SA, 7.875%, 4/15/30 (3)	4,480	4,553
VistaJet Malta Finance, 9.50%, 6/1/28 (3)	4,515	4,466
		15,749
Utility 2.7%
NRG Energy, VR, 10.25% (3)(5)(6)	2,442	2,705
Talen Energy Supply, 8.625%, 6/1/30 (3)	5,140	5,525
Vistra, VR, 8.00% (3)(5)(6)	4,328	4,442
		12,672
Total Corporate Bonds (Cost $413,767)		415,485
SHORT-TERM INVESTMENTS 8.0%
Money Market Funds 8.0%
T. Rowe Price Government Reserve Fund, 4.67% (7)(8)	37,118	37,118
Total Short-Term Investments (Cost $37,118)		37,118
Total Investments in Securities 103.8% of Net Assets (Cost $478,935)		$480,700

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	See Note 2. Level 3 in fair value hierarchy.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $390,535 and represents 84.3% of net assets.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE U.S. HIGH YIELD ETF

(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Seven-day yield
(8)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
PIK	Payment-in-kind
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$261
Totals	$—#	$—	$261+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 11/30/24
T. Rowe Price Government Reserve Fund	$748	¤	¤	$37,118
	Total			$37,118^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $261 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $37,118.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. HIGH YIELD ETF

November 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $478,935)	$480,700
Interest and dividends receivable	8,040
Receivable for investment securities sold	3,383
Cash	1,276
Total assets	493,399
Liabilities
Payable for investment securities purchased	29,970
Investment management and administrative fees payable	211
Other liabilities	2
Total liabilities	30,183
NET ASSETS	$463,216
Net Assets Consists of:
Total distributable earnings (loss)	$2,360
Paid-in capital applicable to 8,875,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	460,856
NET ASSETS	$463,216
NET ASSET VALUE PER SHARE	$52.19
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/24
Investment Income (Loss)
Income
Interest	$5,774
Dividend	261
Total income	6,035
Investment management and administrative expense	441
Net investment income	5,594
Realized and Unrealized Gain / Loss
Net realized gain on securities	511
Change in net unrealized gain / loss on securities	1,151
Net realized and unrealized gain / loss	1,662
INCREASE IN NET ASSETS FROM OPERATIONS	$7,256
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/24	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,594	$3,242
Net realized gain	511	15
Change in net unrealized gain / loss	1,151	928
Increase in net assets from operations	7,256	4,185
Distributions to shareholders
Net earnings	(5,541)	(3,323)
Capital share transactions*
Shares sold	428,553	30,551
Shares redeemed	(20,771)	—
Increase in net assets from capital share transactions	407,782	30,551
Net Assets
Increase during period	409,497	31,413
Beginning of period	53,719	22,306
End of period	$463,216	$53,719
*Share information
Shares sold	8,225	600
Shares redeemed	(400)	—
Increase in shares outstanding	7,825	600
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE U.S. HIGH YIELD ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE U.S. HIGH YIELD ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. HIGH YIELD ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are

T. ROWE PRICE U.S. HIGH YIELD ETF

reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$415,485	$—	$415,485
Bank Loans	—	26,757	1,340	28,097
Short-Term Investments	37,118	—	—	37,118
Total	$37,118	$442,242	$1,340	$480,700
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE U.S. HIGH YIELD ETF

Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE U.S. HIGH YIELD ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $465,681,000 and $75,776,000, respectively, for the six months ended November 30, 2024.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $478,935,000. Net unrealized gain aggregated $1,765,000 at period-end, of which $2,686,000 related to appreciated investments and $921,000 related to depreciated investments.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.56% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

T. ROWE PRICE U.S. HIGH YIELD ETF

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 197,745 shares of the fund, representing 2% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance

T. ROWE PRICE U.S. HIGH YIELD ETF

could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. HIGH YIELD ETF

100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1046-051 01/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025